Other Assets (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of other assets

Other assets in the accompanying consolidated balance sheets consist of the following (in thousands):

	Successor	Predecessor (SLH)
	January 31, 2022	January 31, 2021
Deferred commission costs – non-current	$6,374	$4,437
Deposits	3,449	809
Other	957	1,450
Total other assets	$10,780	$6,696